Right-of-use Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	€ 1,241	€ 816	€ 664
Noncash additions to right of use assets	1,995	2,012	7,288
Increase through new leases, liabilities arising from financing activities	€ 1,951	1,947	7,190
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	5 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	10 years
Los Angeles USA And Washington DC USA [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 1,995	€ 2,004	€ 7,278